UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT
November 30, 2017
MFS®  Core Equity Fund

Portfolio of Investments
11/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace – 3.8%
Curtiss-Wright Corp.	32,166	$ 3,995,017
Honeywell International, Inc.	167,452	26,115,814
L3 Technologies, Inc.	33,878	6,727,832
Leidos Holdings, Inc.	83,332	5,297,415
Northrop Grumman Corp.	50,962	15,665,719
Textron, Inc.	90,442	5,038,524
United Technologies Corp.	63,515	7,713,897
		$ 70,554,218
Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A”	36,379	$ 7,915,707
Apparel Manufacturers – 1.4%
Hanesbrands, Inc.	291,151	$ 6,082,145
NIKE, Inc., “B”	316,834	19,143,110
		$ 25,225,255
Automotive – 0.6%
CoPart, Inc. (a)	128,033	$ 5,525,904
Delphi Automotive PLC	58,367	6,109,274
		$ 11,635,178
Biotechnology – 1.6%
Biogen, Inc. (a)	72,116	$ 23,233,612
Bruker BioSciences Corp.	48,054	1,690,540
Illumina, Inc. (a)	18,175	4,180,795
		$ 29,104,947
Brokerage & Asset Managers – 1.1%
Blackstone Group LP	396,326	$ 12,571,461
TMX Group Ltd.	137,345	7,398,734
		$ 19,970,195
Business Services – 2.7%
Amdocs Ltd.	54,740	$ 3,573,974
CCL Industries, Inc.	54,010	2,503,010
Cognizant Technology Solutions Corp., “A”	120,813	8,732,364
DXC Technology Co.	85,759	8,244,870
Fidelity National Information Services, Inc.	101,878	9,610,152
Global Payments, Inc.	75,261	7,568,246
Grand Canyon Education, Inc. (a)	10,104	959,476
Total System Services, Inc.	42,983	3,196,216
Zendesk, Inc. (a)	150,202	5,048,289
		$ 49,436,597
Cable TV – 0.9%
Altice USA, Inc. (a)(l)	106,900	$ 1,908,165
Comcast Corp., “A”	406,931	15,276,190
		$ 17,184,355
Chemicals – 2.6%
Celanese Corp.	51,256	$ 5,496,693
CF Industries Holdings, Inc.	143,196	5,365,554
DowDuPont, Inc.	149,210	10,737,152
FMC Corp.	66,011	6,231,438
Ingevity Corp. (a)	68,757	5,472,370

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – continued
PPG Industries, Inc.	122,461	$ 14,309,568
		$ 47,612,775
Computer Software – 3.5%
Adobe Systems, Inc. (a)	119,538	$ 21,692,561
Cloudera, Inc. (a)	6,573	104,051
Microsoft Corp.	229,872	19,348,326
Salesforce.com, Inc. (a)	228,884	23,877,179
		$ 65,022,117
Computer Software - Systems – 2.0%
Apple, Inc.	99,792	$ 17,149,255
NCR Corp. (a)	61,705	1,930,749
Presidio, Inc. (a)	167,396	2,584,594
Rapid7, Inc. (a)	250,724	4,741,191
SS&C Technologies Holdings, Inc.	204,305	8,435,754
Switch, Inc. (a)	42,390	726,565
Xerox Corp.	27,200	806,752
		$ 36,374,860
Construction – 0.5%
Sherwin-Williams Co.	23,802	$ 9,506,995
Consumer Products – 1.8%
Coty, Inc., “A”	382,595	$ 6,592,112
Estee Lauder Cos., Inc., “A”	64,394	8,038,303
Newell Brands, Inc.	166,504	5,156,629
Procter & Gamble Co.	146,803	13,210,802
		$ 32,997,846
Consumer Services – 1.4%
Bright Horizons Family Solutions, Inc. (a)	71,324	$ 6,344,270
Priceline Group, Inc. (a)	8,541	14,858,863
ServiceMaster Global Holdings, Inc. (a)	85,642	4,186,181
		$ 25,389,314
Containers – 0.6%
Berry Global Group, Inc. (a)	98,364	$ 5,879,216
Sealed Air Corp.	112,600	5,410,430
		$ 11,289,646
Electrical Equipment – 2.5%
AMETEK, Inc.	201,347	$ 14,635,913
HD Supply Holdings, Inc. (a)	134,605	4,977,693
Johnson Controls International PLC	265,966	10,010,960
Sensata Technologies Holding B.V. (a)	169,825	8,482,759
TE Connectivity Ltd.	44,002	4,155,549
WESCO International, Inc. (a)	49,486	3,243,807
		$ 45,506,681
Electronics – 6.5%
Analog Devices, Inc.	343,043	$ 29,539,433
Applied Materials, Inc.	167,892	8,859,661
Broadcom Corp.	90,950	25,278,643
Inphi Corp. (a)	172,752	7,094,925
Mellanox Technologies Ltd. (a)	107,100	6,329,610
NVIDIA Corp.	90,513	18,166,864
Texas Instruments, Inc.	258,204	25,120,667
		$ 120,389,803

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.1%
Concho Resources, Inc. (a)	44,470	$ 6,219,574
Energen Corp. (a)	26,780	1,511,999
EOG Resources, Inc.	129,625	13,263,230
EQT Corp.	27,547	1,641,801
Hess Corp.	149,256	6,847,865
Parsley Energy, Inc., “A” (a)	78,373	2,105,099
Phillips 66	82,460	8,044,798
		$ 39,634,366
Energy - Integrated – 2.0%
Chevron Corp. (s)	313,287	$ 37,278,020
Engineering - Construction – 0.2%
KBR, Inc.	224,103	$ 4,201,931
Entertainment – 1.3%
Six Flags Entertainment Corp.	73,094	$ 4,781,809
Time Warner, Inc.	108,559	9,934,234
Twenty-First Century Fox, Inc.	301,287	9,623,107
		$ 24,339,150
Food & Beverages – 2.6%
Blue Buffalo Pet Products, Inc. (a)	62,605	$ 1,922,600
Cal-Maine Foods, Inc. (a)(l)	135,619	6,747,045
Mondelez International, Inc.	254,145	10,912,986
Monster Worldwide, Inc. (a)	133,259	8,351,341
PepsiCo, Inc.	162,007	18,877,056
TreeHouse Foods, Inc. (a)	20,886	961,174
		$ 47,772,202
Gaming & Lodging – 0.5%
Marriott International, Inc., “A”	68,569	$ 8,708,263
General Merchandise – 0.9%
Costco Wholesale Corp.	90,456	$ 16,682,800
Health Maintenance Organizations – 1.7%
Cigna Corp.	101,968	$ 21,589,685
UnitedHealth Group, Inc.	43,667	9,963,499
		$ 31,553,184
Insurance – 3.0%
Aon PLC	249,756	$ 35,020,786
Chubb Ltd.	98,281	14,949,523
Hartford Financial Services Group, Inc.	87,007	4,997,682
		$ 54,967,991
Internet – 5.9%
Alphabet, Inc., “A” (a)(s)	42,843	$ 44,392,631
Alphabet, Inc., “C” (a)	5,345	5,459,436
Facebook, Inc., “A” (a)	260,892	46,224,845
LogMeIn, Inc.	116,254	13,834,226
		$ 109,911,138
Leisure & Toys – 0.4%
Electronic Arts, Inc. (a)	62,404	$ 6,636,665

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.8%
Illinois Tool Works, Inc.	43,371	$ 7,340,542
IPG Photonics Corp. (a)	16,210	3,711,766
ITT, Inc.	100,521	5,448,238
Roper Technologies, Inc.	44,956	12,012,693
SPX FLOW, Inc. (a)	127,007	5,686,103
		$ 34,199,342
Major Banks – 3.2%
Bank of America Corp.	931,920	$ 26,252,187
Morgan Stanley	319,848	16,507,355
PNC Financial Services Group, Inc.	119,647	16,817,582
		$ 59,577,124
Medical & Health Technology & Services – 1.0%
Healthcare Services Group, Inc.	53,455	$ 2,775,918
Henry Schein, Inc. (a)	24,959	1,783,321
ICON PLC (a)	16,054	1,875,268
LifePoint Hospitals, Inc. (a)	51,414	2,457,589
McKesson Corp.	59,864	8,844,307
MEDNAX, Inc. (a)	23,771	1,183,558
		$ 18,919,961
Medical Equipment – 2.9%
Align Technology, Inc. (a)	10,721	$ 2,796,894
Danaher Corp.	69,979	6,603,218
DexCom, Inc. (a)	33,648	1,966,053
Edwards Lifesciences Corp. (a)	103,624	12,144,733
Medtronic PLC	232,019	19,055,720
NxStage Medical, Inc. (a)	108,584	2,789,523
Obalon Therapeutics, Inc. (a)(l)	144,921	1,192,700
PerkinElmer, Inc.	80,169	5,906,852
Steris PLC	22,907	2,060,714
		$ 54,516,407
Metals & Mining – 0.3%
First Quantum Minerals Ltd.	133,842	$ 1,538,485
Lundin Mining Corp.	564,264	3,288,971
		$ 4,827,456
Natural Gas - Distribution – 0.3%
New Jersey Resources Corp.	94,233	$ 4,202,792
Sempra Energy	7,918	957,999
		$ 5,160,791
Natural Gas - Pipeline – 0.5%
Cheniere Energy, Inc. (a)	150,993	$ 7,295,982
Enterprise Products Partners LP	58,101	1,431,027
		$ 8,727,009
Network & Telecom – 0.9%
Cisco Systems, Inc.	157,637	$ 5,879,860
Motorola Solutions, Inc.	106,496	10,022,339
		$ 15,902,199
Oil Services – 0.9%
Keane Group, Inc. (a)	96,947	$ 1,450,327
Patterson-UTI Energy, Inc.	285,531	6,164,614
Schlumberger Ltd.	117,297	7,372,117

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – continued
U.S. Silica Holdings, Inc.	41,796	$ 1,386,373
		$ 16,373,431
Other Banks & Diversified Financials – 8.2%
Bank of the Ozarks, Inc.	158,485	$ 7,642,147
Citigroup, Inc. (s)	679,325	51,289,038
Discover Financial Services	209,609	14,798,395
EuroDekania Ltd. (u)	580,280	67,341
First Republic Bank	80,741	7,713,995
Northern Trust Corp.	73,326	7,169,816
U.S. Bancorp	413,782	22,820,077
Visa, Inc., “A”	221,878	24,981,244
Wintrust Financial Corp.	109,796	9,206,395
Zions Bancorporation	135,158	6,697,079
		$ 152,385,527
Pharmaceuticals – 6.5%
Allergan PLC	22,502	$ 3,911,523
Bristol-Myers Squibb Co.	303,383	19,170,772
Eli Lilly & Co.	167,057	14,139,704
Johnson & Johnson	208,071	28,990,532
Pfizer, Inc.	888,114	32,203,014
Zoetis, Inc.	301,668	21,807,580
		$ 120,223,125
Pollution Control – 0.5%
Clean Harbors, Inc. (a)	62,685	$ 3,376,214
Evoqua Water Technologies LLC (a)	24,725	535,049
Waste Connections, Inc.	74,189	5,106,429
		$ 9,017,692
Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	62,338	$ 10,920,371
Kansas City Southern Co.	49,227	5,520,316
Union Pacific Corp.	54,538	6,899,057
		$ 23,339,744
Real Estate – 3.5%
Gramercy Property Trust, REIT	311,635	$ 8,887,830
Life Storage, Inc., REIT	133,468	11,986,761
Medical Properties Trust, Inc., REIT	1,707,522	23,375,976
Store Capital Corp., REIT	485,224	12,528,484
Sun Communities, Inc., REIT	51,106	4,755,924
Washington Prime Group, Inc., REIT	586,069	4,166,951
		$ 65,701,926
Restaurants – 1.6%
Aramark	151,572	$ 6,456,967
Starbucks Corp.	305,531	17,665,802
U.S. Foods Holding Corp. (a)	206,549	6,014,707
		$ 30,137,476
Specialty Chemicals – 0.3%
Univar, Inc. (a)	190,701	$ 5,618,051
Specialty Stores – 4.0%
Amazon.com, Inc. (a)	28,760	$ 33,843,330
L Brands, Inc.	72,752	4,079,205
Lululemon Athletica, Inc. (a)	68,594	4,593,054

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Michaels Co., Inc. (a)	205,623	$ 4,441,457
TJX Cos., Inc.	129,772	9,804,275
Tractor Supply Co.	112,802	7,697,608
Urban Outfitters, Inc. (a)	336,648	10,476,486
		$ 74,935,415
Telecommunications - Wireless – 2.2%
American Tower Corp., REIT	191,235	$ 27,524,454
SBA Communications Corp., REIT (a)	80,546	13,672,683
		$ 41,197,137
Telephone Services – 0.6%
Verizon Communications, Inc.	203,136	$ 10,337,591
Tobacco – 0.9%
Philip Morris International, Inc.	166,716	$ 17,130,069
Utilities - Electric Power – 2.8%
Alliant Energy Corp.	70,850	$ 3,196,043
American Electric Power Co., Inc.	100,181	7,777,051
Avangrid, Inc.	80,894	4,293,045
CMS Energy Corp.	130,843	6,529,066
Exelon Corp.	195,316	8,146,630
Great Plains Energy, Inc.	54,700	1,876,757
NextEra Energy, Inc.	64,579	10,206,065
PG&E Corp.	32,529	1,764,373
Xcel Energy, Inc.	150,387	7,761,473
		$ 51,550,503
Total Common Stocks		$1,826,580,175
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Number of Contracts
Purchased Options – 0.0%
Electrical Equipment – 0.0%
General Electric Co. - January 2018 @ $28	Call	Goldman Sachs International	$10,529,553	5,757	$5,757
Issuer	Shares/Par
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 1.19% (v)	26,125,358	$ 26,122,746
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.04% (j)	855,876	$ 855,876
Securities Sold Short – (0.3)%
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp, REIT	(44,300)	$ (5,005,900)
Other Assets, Less Liabilities – 0.1%		1,944,885
Net Assets – 100.0%		$1,850,503,539

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $26,122,746 and $1,827,441,808, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
At November 30, 2017, the fund had cash collateral of $68,265 and other liquid securities with an aggregate value of $9,446,580 to cover collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,795,762,591	$—	$—	$1,795,762,591
Canada	30,756,000	—	—	30,756,000
Cayman Islands	—	—	67,341	67,341
Mutual Funds	26,978,622	—	—	26,978,622
Total	$1,853,497,213	$—	$67,341	$1,853,564,554
Short Sales	$(5,005,900)	$—	$—	$(5,005,900)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund's policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Investments in Securities
Balance as of 8/31/17	$67,353
Change in unrealized appreciation (depreciation)	(12)
Balance as of 11/30/17	$67,341
At November 30, 2017, the fund held one level 3 security.
(2) Securities Lending Collateral
At November 30, 2017, the value of securities loaned was $1,239,026. These loans were collateralized by cash of $855,876 and U.S. Treasury Obligations of $432,208.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,819,115	56,362,916	57,056,673	26,125,358
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(187)	$(2,282)	$—	$79,460	$26,122,746

QUARTERLY REPORT
November 30, 2017
MFS®  Low Volatility Global Equity Fund

Portfolio of Investments
11/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 101.9%
Aerospace – 1.9%
Lockheed Martin Corp.	10,741	$ 3,427,668
Alcoholic Beverages – 0.5%
Remy Cointreau S.A.	6,231	$ 829,158
Apparel Manufacturers – 0.5%
Gildan Activewear, Inc.	28,908	$ 917,540
Automotive – 2.3%
Kia Motors Corp.	71,330	$ 2,205,610
USS Co. Ltd.	93,200	1,972,526
		$ 4,178,136
Business Services – 1.2%
Forrester Research, Inc.	46,696	$ 2,169,029
Cable TV – 1.3%
Charter Communications, Inc., “A” (a)	5,363	$ 1,749,464
Comcast Corp., “A”	18,247	684,993
		$ 2,434,457
Chemicals – 0.6%
Monsanto Co.	9,069	$ 1,073,225
Computer Software – 1.8%
Adobe Systems, Inc. (a)	18,388	$ 3,336,870
Computer Software - Systems – 1.7%
NICE Systems Ltd., ADR	35,982	$ 3,148,785
Construction – 0.7%
Owens Corning	14,311	$ 1,264,377
Consumer Products – 3.2%
Colgate-Palmolive Co.	11,644	$ 843,608
Kimberly-Clark Corp.	16,126	1,931,250
L'Oréal	3,417	755,664
Procter & Gamble Co.	25,448	2,290,065
		$ 5,820,587
Electronics – 4.9%
Kyocera Corp.	44,100	$ 3,107,164
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	148,044	5,862,542
		$ 8,969,706
Energy - Independent – 0.6%
Occidental Petroleum Corp.	15,944	$ 1,124,052
Energy - Integrated – 2.3%
Exxon Mobil Corp.	28,616	$ 2,383,427
Royal Dutch Shell PLC, “B”	53,497	1,728,064
		$ 4,111,491
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 8.8%
Ezaki Glico Co. Ltd.	18,000	$ 887,645
General Mills, Inc.	43,379	2,453,516
Marine Harvest	83,246	1,464,906
Mondelez International, Inc.	25,436	1,092,222
Nestle S.A.	37,691	3,227,921
PepsiCo, Inc.	27,522	3,206,863
Sligro Food Group N.V.	28,583	1,307,423
Toyo Suisan Kaisha Ltd.	56,000	2,389,415
		$ 16,029,911
Food & Drug Stores – 2.9%
Dairy Farm International Holdings Ltd.	210,700	$ 1,691,685
Lawson, Inc.	35,500	2,447,822
METRO, Inc., “A”	33,699	1,055,518
		$ 5,195,025
Insurance – 4.8%
Beazley PLC	212,498	$ 1,402,426
Everest Re Group Ltd.	3,261	716,116
Intact Financial Corp.	24,812	2,081,658
Swiss Life Holding AG	4,015	1,347,652
Travelers Cos., Inc.	7,432	1,007,556
XL Group Ltd.	22,034	855,360
Zurich Insurance Group AG	4,252	1,284,569
		$ 8,695,337
Internet – 2.2%
Alphabet, Inc., “A” (a)	1,326	$ 1,373,961
Facebook, Inc., “A” (a)	14,656	2,596,750
		$ 3,970,711
Machinery & Tools – 0.8%
Schindler Holding AG	3,479	$ 785,803
Schindler Holding AG	2,865	637,508
		$ 1,423,311
Major Banks – 2.5%
Bank of Nova Scotia	16,731	$ 1,058,236
HSBC Holdings PLC, ADR	32,905	1,633,733
Royal Bank of Canada	22,903	1,793,305
		$ 4,485,274
Medical & Health Technology & Services – 0.7%
Express Scripts Holding Co. (a)	19,121	$ 1,246,307
Medical Equipment – 6.3%
Abbott Laboratories	19,160	$ 1,080,049
Fisher & Paykel Healthcare Corp. Ltd.	374,076	3,338,283
Integra LifeSciences Holdings Corp. (a)	46,522	2,261,900
Terumo Corp.	100,400	4,822,805
		$ 11,503,037
Natural Gas - Distribution – 0.5%
Osaka Gas Co. Ltd.	49,200	$ 945,833
Natural Gas - Pipeline – 1.1%
Enbridge, Inc.	52,112	$ 1,965,144
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 1.3%
VTech Holdings Ltd.	165,200	$ 2,373,250
Other Banks & Diversified Financials – 3.1%
Banco de Oro Unibank, Inc.	295,750	$ 859,123
Credicorp Ltd.	8,404	1,773,496
Discover Financial Services	13,655	964,043
Public Bank Berhad	191,600	932,799
Sydbank A.S.	30,271	1,183,614
		$ 5,713,075
Pharmaceuticals – 8.7%
Johnson & Johnson	38,495	$ 5,363,508
Merck & Co., Inc.	41,275	2,281,269
Novartis AG	13,082	1,119,700
Pfizer, Inc.	81,039	2,938,474
Roche Holding AG	16,694	4,211,894
		$ 15,914,845
Pollution Control – 0.4%
Waste Connections, Inc.	10,770	$ 741,299
Precious Metals & Minerals – 1.4%
Franco-Nevada Corp.	30,320	$ 2,470,205
Railroad & Shipping – 0.8%
Canadian National Railway Co.	18,023	$ 1,405,434
Real Estate – 4.8%
AvalonBay Communities, Inc., REIT	14,327	$ 2,597,915
Grand City Properties S.A.	136,463	3,118,560
Public Storage, Inc., REIT	5,957	1,269,556
Starwood Property Trust, Inc., REIT	34,939	757,478
Store Capital Corp., REIT	37,626	971,503
		$ 8,715,012
Restaurants – 2.0%
McDonald's Corp.	21,444	$ 3,687,725
Specialty Chemicals – 2.3%
PTT Global Chemical PLC	906,900	$ 2,207,549
Symrise AG	22,711	1,930,338
		$ 4,137,887
Specialty Stores – 5.0%
ABC-MART, Inc.	58,900	$ 3,237,888
Home Depot, Inc.	8,513	1,530,808
Ross Stores, Inc.	57,177	4,347,167
		$ 9,115,863
Telecommunications - Wireless – 3.9%
KDDI Corp.	110,200	$ 3,163,384
SBA Communications Corp., REIT (a)	13,250	2,249,187
Vodafone Group PLC	531,106	1,611,075
		$ 7,023,646
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 4.9%
BCE, Inc.	16,126	$ 770,984
HKT Trust and HKT Ltd.	1,632,000	2,051,520
TDC A.S.	190,901	1,161,935
TELUS Corp.	83,153	3,073,335
Verizon Communications, Inc.	38,090	1,938,400
		$ 8,996,174
Tobacco – 1.6%
Altria Group, Inc.	35,196	$ 2,387,345
British American Tobacco	64,300	587,733
		$ 2,975,078
Utilities - Electric Power – 7.6%
Alliant Energy Corp.	55,822	$ 2,518,130
American Electric Power Co., Inc.	24,209	1,879,345
CLP Holdings Ltd.	233,000	2,376,196
Duke Energy Corp.	9,198	820,278
PG&E Corp.	37,156	2,015,341
WEC Energy Group, Inc.	27,539	1,913,685
Xcel Energy, Inc.	46,101	2,379,273
		$ 13,902,248
Total Common Stocks		$185,436,712
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 1.19% (v)	1,059,047	$ 1,058,941
Other Assets, Less Liabilities – (2.5)%		(4,500,228)
Net Assets – 100.0%		$181,995,425
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,058,941 and $185,436,712, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
11/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$84,979,058	$—	$—	$84,979,058
Japan	887,645	22,086,837	—	22,974,482
Canada	15,250,999	2,081,658	—	17,332,657
Switzerland	12,615,046	—	—	12,615,046
Hong Kong	4,749,447	3,743,205	—	8,492,652
United Kingdom	6,375,299	—	—	6,375,299
Taiwan	5,862,542	—	—	5,862,542
Germany	5,048,898	—	—	5,048,898
New Zealand	—	3,338,283	—	3,338,283
Other Countries	15,277,447	3,140,348	—	18,417,795
Mutual Funds	1,058,941	—	—	1,058,941
Total	$152,105,322	$34,390,331	$—	$186,495,653
5

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 2 investments presented above, equity investments amounting to $29,168,325 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,955,613	8,300,416	(9,196,982)	1,059,047
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$13	$(7)	$—	$2,939	$1,058,941
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2017, are as follows:
United States	46.3%
Japan	12.3%
Canada	9.3%
Switzerland	6.7%
Hong Kong	4.5%
United Kingdom	3.4%
Taiwan	3.1%
Germany	2.7%
New Zealand	1.8%
Other Countries	9.9%
6

QUARTERLY REPORT
November 30, 2017
MFS®  Low Volatility
Equity Fund

Portfolio of Investments
11/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace – 5.2%
General Dynamics Corp.	2,534	$ 524,943
Honeywell International, Inc.	9,534	1,486,923
Lockheed Martin Corp.	2,692	859,071
Northrop Grumman Corp.	4,098	1,259,725
United Technologies Corp.	4,759	577,981
		$ 4,708,643
Alcoholic Beverages – 1.5%
Constellation Brands, Inc., “A”	6,101	$ 1,327,517
Brokerage & Asset Managers – 1.4%
CME Group, Inc.	8,389	$ 1,254,491
Business Services – 2.5%
Amdocs Ltd.	35,386	$ 2,310,352
Cable TV – 0.7%
Comcast Corp., “A”	16,596	$ 623,014
Computer Software – 2.0%
Blackbaud, Inc.	4,078	$ 401,479
Intuit, Inc.	6,962	1,094,566
Oracle Corp.	7,254	355,881
		$ 1,851,926
Computer Software - Systems – 0.8%
Apple, Inc.	4,287	$ 736,721
Consumer Products – 1.8%
Colgate-Palmolive Co.	5,887	$ 426,513
Procter & Gamble Co.	13,585	1,222,514
		$ 1,649,027
Consumer Services – 1.7%
Bright Horizons Family Solutions, Inc. (a)	17,612	$ 1,566,587
Electronics – 1.3%
Texas Instruments, Inc.	12,305	$ 1,197,153
Energy - Independent – 0.7%
Occidental Petroleum Corp.	8,960	$ 631,680
Energy - Integrated – 0.8%
Exxon Mobil Corp.	8,183	$ 681,562
Entertainment – 0.7%
Madison Square Garden Co., “A” (a)	2,863	$ 620,269
Food & Beverages – 5.9%
Coca-Cola Co.	8,298	$ 379,799
Dr Pepper Snapple Group, Inc.	4,180	376,994
General Mills, Inc.	18,814	1,064,120
Mondelez International, Inc.	8,797	377,743
PepsiCo, Inc.	22,881	2,666,094
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Pinnacle Foods, Inc.	8,489	$ 494,315
		$ 5,359,065
Gaming & Lodging – 1.1%
Carnival Corp.	15,490	$ 1,016,764
General Merchandise – 4.3%
Costco Wholesale Corp.	10,424	$ 1,922,498
Wal-Mart Stores, Inc.	20,552	1,998,271
		$ 3,920,769
Health Maintenance Organizations – 3.6%
Aetna, Inc.	3,498	$ 630,270
Cigna Corp.	6,595	1,396,359
UnitedHealth Group, Inc.	5,321	1,214,093
		$ 3,240,722
Insurance – 9.1%
Aon PLC	8,778	$ 1,230,851
Chubb Ltd.	4,791	728,759
Everest Re Group Ltd.	6,127	1,345,489
Hartford Financial Services Group, Inc.	18,437	1,059,021
Loews Corp.	24,178	1,215,670
Markel Corp. (a)	1,307	1,446,718
MetLife, Inc.	11,200	601,216
Travelers Cos., Inc.	4,755	644,636
		$ 8,272,360
Internet – 4.9%
Alphabet, Inc., “A” (a)	2,004	$ 2,076,485
Alphabet, Inc., “C” (a)	465	474,956
Facebook, Inc., “A” (a)	10,951	1,940,298
		$ 4,491,739
Major Banks – 0.6%
PNC Financial Services Group, Inc.	4,000	$ 562,240
Medical & Health Technology & Services – 1.5%
Healthcare Services Group, Inc.	13,332	$ 692,331
Henry Schein, Inc. (a)	9,367	669,272
		$ 1,361,603
Medical Equipment – 6.2%
Becton, Dickinson and Co.	2,100	$ 479,241
Cooper Cos., Inc.	3,175	765,746
Danaher Corp.	11,892	1,122,129
Medtronic PLC	15,274	1,254,454
Steris PLC	12,326	1,108,847
Stryker Corp.	2,766	431,496
Zimmer Biomet Holdings, Inc.	3,793	444,160
		$ 5,606,073
Network & Telecom – 1.9%
Cisco Systems, Inc.	35,522	$ 1,324,971
Motorola Solutions, Inc.	4,663	438,835
		$ 1,763,806
Oil Services – 1.5%
Schlumberger Ltd.	21,623	$ 1,359,006
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 2.9%
M&T Bank Corp.	4,584	$ 774,467
Mastercard, Inc., “A”	5,556	836,011
U.S. Bancorp	9,970	549,846
Visa, Inc., “A”	4,339	488,528
		$ 2,648,852
Pharmaceuticals – 6.6%
Eli Lilly & Co.	20,566	$ 1,740,706
Johnson & Johnson	15,189	2,116,283
Merck & Co., Inc.	22,841	1,262,422
Pfizer, Inc.	12,706	460,720
Zoetis, Inc.	5,787	418,342
		$ 5,998,473
Pollution Control – 2.6%
Waste Connections, Inc.	34,251	$ 2,357,496
Real Estate – 6.7%
AvalonBay Communities, Inc., REIT	6,523	$ 1,182,816
Equity Lifestyle Properties, Inc., REIT	6,551	591,621
Mid-America Apartment Communities, Inc., REIT	6,560	672,006
Public Storage, Inc., REIT	4,745	1,011,254
Starwood Property Trust, Inc., REIT	84,694	1,836,166
Store Capital Corp., REIT	14,455	373,228
Sun Communities, Inc., REIT	4,738	440,918
		$ 6,108,009
Restaurants – 3.8%
Aramark	12,774	$ 544,172
McDonald's Corp.	13,120	2,256,247
Starbucks Corp.	11,271	651,689
		$ 3,452,108
Specialty Chemicals – 1.5%
Ecolab, Inc.	7,090	$ 963,673
Praxair, Inc.	2,723	419,124
		$ 1,382,797
Specialty Stores – 0.7%
Home Depot, Inc.	3,625	$ 651,848
Telecommunications - Wireless – 0.5%
SBA Communications Corp., REIT (a)	2,756	$ 467,831
Telephone Services – 0.8%
Verizon Communications, Inc.	14,673	$ 746,709
Tobacco – 2.8%
Altria Group, Inc.	25,689	$ 1,742,485
Philip Morris International, Inc.	8,039	826,007
		$ 2,568,492
Utilities - Electric Power – 8.6%
Alliant Energy Corp.	20,788	$ 937,747
American Electric Power Co., Inc.	7,042	546,670
DTE Energy Co.	9,602	1,109,703
Duke Energy Corp.	14,123	1,259,489
Exelon Corp.	11,200	467,152
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
NextEra Energy, Inc.	7,557	$ 1,194,308
Pinnacle West Capital Corp.	4,180	383,766
WEC Energy Group, Inc.	6,330	439,872
Xcel Energy, Inc.	28,337	1,462,473
		$ 7,801,180
Total Common Stocks		$90,296,884
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.19% (v)	26,565	$ 26,562
Other Assets, Less Liabilities – 0.8%		762,730
Net Assets – 100.0%		$91,086,176
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $26,562 and $90,296,884, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
11/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$90,296,884	$—	$—	$90,296,884
Mutual Funds	26,562	—	—	26,562
Total	$90,323,446	$—	$—	$90,323,446
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	631,939	4,600,229	(5,205,603)	26,565
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(91)	$—	$—	$1,485	$26,562
6

QUARTERLY REPORT
November 30, 2017
MFS®  New Discovery Fund

Portfolio of Investments
11/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.9%
Aerospace – 2.4%
Curtiss-Wright Corp.	103,731	$ 12,883,390
HEICO Corp.	65,338	5,903,942
Leidos Holdings, Inc.	167,827	10,668,762
		$ 29,456,094
Automotive – 2.3%
Kar Auction Services, Inc.	337,961	$ 17,023,096
WABCO Holdings, Inc. (a)	75,699	11,313,215
		$ 28,336,311
Biotechnology – 3.4%
ACADIA Pharmaceuticals, Inc. (a)	110,073	$ 3,329,708
Alder Biopharmaceuticals, Inc. (a)	185,099	2,036,089
Amicus Therapeutics, Inc. (a)	417,018	5,804,891
Bio-Techne Corp.	53,167	7,164,253
Exact Sciences Corp. (a)	78,012	4,640,154
MiMedx Group, Inc. (a)(l)	373,838	4,325,306
Neurocrine Biosciences, Inc. (a)	65,764	4,727,774
Spark Therapeutics, Inc. (a)	70,353	5,151,950
Tesaro, Inc. (a)	28,868	2,442,233
VTV Therapeutics, Inc. (a)	275,016	1,152,317
		$ 40,774,675
Brokerage & Asset Managers – 1.0%
Hamilton Lane, Inc.,“A”	216,832	$ 7,474,199
TMX Group Ltd.	91,403	4,923,853
		$ 12,398,052
Business Services – 5.5%
CarGurus, Inc. (a)(l)	118,373	$ 3,489,636
CoStar Group, Inc. (a)	16,275	4,963,387
Global Payments, Inc.	103,177	10,375,479
WNS (Holdings) Ltd., ADR (a)	282,195	11,606,680
Yext, Inc. (a)(l)	1,167,166	16,702,146
Zendesk, Inc. (a)	575,135	19,330,287
		$ 66,467,615
Chemicals – 2.0%
FMC Corp.	73,794	$ 6,966,154
Ingevity Corp. (a)	219,870	17,499,453
		$ 24,465,607
Computer Software – 5.8%
2U, Inc. (a)	94,248	$ 6,041,297
Cadence Design Systems, Inc. (a)	202,985	8,913,071
MuleSoft, Inc., “A” (a)	303,362	6,962,158
Okta, Inc. (a)	115,671	3,378,750
Paylocity Holding Corp. (a)	151,002	6,967,232
RingCentral, Inc. (a)	269,555	12,709,518
SendGrid, Inc. (a)	270,754	5,675,004
Twilio, Inc., “A” (a)(l)	396,310	10,565,625
Ultimate Software Group, Inc. (a)	45,822	9,669,817
		$ 70,882,472
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 11.7%
Five9, Inc. (a)	487,520	$ 11,949,115
ForeScout Tech, Inc. (a)	344,263	8,303,624
HubSpot, Inc. (a)	84,254	6,820,361
Interxion Holding N.V. (a)	181,852	10,498,316
Kinaxis, Inc. (a)	78,465	4,451,915
New Relic, Inc. (a)	207,766	11,693,071
NICE Systems Ltd., ADR	231,268	20,238,263
Proofpoint, Inc. (a)	84,521	7,611,116
Q2 Holdings, Inc. (a)	201,505	8,432,984
Rapid7, Inc. (a)	566,162	10,706,123
RealPage, Inc (a)	205,247	9,307,951
SS&C Technologies Holdings, Inc.	496,944	20,518,818
Switch, Inc. (a)	632,238	10,836,559
		$ 141,368,216
Construction – 5.5%
Foundation Building Materials, Inc. (a)	661,147	$ 10,056,046
GMS, Inc. (a)	382,805	14,282,455
Lennox International, Inc.	28,772	6,034,639
Siteone Landscape Supply, Inc. (a)	150,480	11,252,894
Summit Materials, Inc., “A” (a)	365,138	11,231,645
Techtronic Industries Co. Ltd.	808,500	4,683,358
Trex Co., Inc. (a)	75,523	8,893,589
		$ 66,434,626
Consumer Products – 0.9%
E.L.F. Beauty, Inc. (a)(l)	468,130	$ 10,373,761
Consumer Services – 2.6%
51job, Inc., ADR (a)	113,549	$ 6,529,067
Bright Horizons Family Solutions, Inc. (a)	280,001	24,906,089
		$ 31,435,156
Containers – 1.7%
Berry Global Group, Inc. (a)	346,872	$ 20,732,539
Electrical Equipment – 1.8%
Littlefuse, Inc.	66,713	$ 13,536,068
WESCO International, Inc. (a)	132,753	8,701,959
		$ 22,238,027
Electronics – 3.4%
Inphi Corp. (a)	269,287	$ 11,059,617
MACOM Technology Solutions Holdings, Inc. (a)	160,718	5,237,800
Monolithic Power Systems, Inc.	97,391	11,526,225
Silicon Laboratories, Inc. (a)	150,465	13,707,361
		$ 41,531,003
Entertainment – 1.2%
Live Nation, Inc. (a)	319,880	$ 14,516,154
Food & Beverages – 3.8%
Blue Buffalo Pet Products, Inc. (a)	393,421	$ 12,081,959
Cal-Maine Foods, Inc. (a)(l)	176,193	8,765,602
Flex Pharma, Inc. (a)(l)	222,918	936,255
Greencore Group PLC	2,562,754	7,281,792
Snyders-Lance, Inc.	446,771	17,281,102
		$ 46,346,710
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 0.4%
Five Below, Inc. (a)	80,884	$ 4,998,631
Internet – 2.6%
GrubHub, Inc. (a)	209,429	$ 14,149,023
LogMeIn, Inc.	147,647	17,569,993
		$ 31,719,016
Leisure & Toys – 0.4%
Funko, Inc., “A” (a)	613,924	$ 5,451,645
Machinery & Tools – 2.2%
Gardner Denver Holdings, Inc. (a)	276,447	$ 8,959,647
Ritchie Bros. Auctioneers, Inc. (l)	329,003	8,718,580
SPX FLOW, Inc. (a)	206,510	9,245,453
		$ 26,923,680
Medical & Health Technology & Services – 5.0%
Capital Senior Living Corp. (a)	328,086	$ 5,334,678
Healthcare Services Group, Inc.	216,516	11,243,676
ICON PLC (a)	130,370	15,228,520
INC Research Holdings, Inc., “A” (a)	288,757	11,059,393
OptiNose, Inc. (a)	355,806	6,792,337
Teladoc, Inc. (a)(l)	289,813	10,752,062
		$ 60,410,666
Medical Equipment – 8.6%
DexCom, Inc. (a)	227,324	$ 13,282,541
iRhythm Technologies, Inc. (a)	126,018	6,993,999
Merit Medical Systems, Inc. (a)	310,230	13,479,494
Nevro Corp. (a)	127,164	9,514,410
NuVasive, Inc. (a)	160,714	9,271,591
NxStage Medical, Inc. (a)	228,576	5,872,117
Obalon Therapeutics, Inc. (a)(l)	287,124	2,363,031
PerkinElmer, Inc.	197,611	14,559,978
Steris PLC	165,031	14,846,189
Tactile Systems Technology, Inc. (a)	200,558	5,982,645
West Pharmaceutical Services, Inc.	87,645	8,758,365
		$ 104,924,360
Oil Services – 1.0%
Patterson-UTI Energy, Inc.	273,042	$ 5,894,977
U.S. Silica Holdings, Inc.	181,570	6,022,677
		$ 11,917,654
Other Banks & Diversified Financials – 4.1%
Bank of the Ozarks, Inc.	244,041	$ 11,767,657
Pinnacle Financial Partners, Inc.	157,308	10,799,194
Preferred Bank	118,586	7,423,484
Texas Capital Bancshares, Inc. (a)	104,807	9,469,313
Wintrust Financial Corp.	117,151	9,823,111
		$ 49,282,759
Pharmaceuticals – 1.3%
Aratana Therapeutics, Inc. (a)(l)	608,472	$ 3,559,561
Collegium Pharmaceutical, Inc. (a)(l)	273,332	4,717,710
PetIQ, Inc. (a)	316,464	7,019,172
		$ 15,296,443
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 1.6%
Clean Harbors, Inc. (a)	157,662	$ 8,491,675
Evoqua Water Technologies LLC (a)	480,593	10,400,033
		$ 18,891,708
Railroad & Shipping – 0.3%
StealthGas, Inc. (a)	976,797	$ 3,877,884
Real Estate – 2.2%
Big Yellow Group PLC, REIT	458,482	$ 5,168,127
Life Storage, Inc., REIT	106,378	9,553,808
STAG Industrial, Inc., REIT	430,481	12,182,612
		$ 26,904,547
Restaurants – 5.5%
Dave & Buster's, Inc. (a)	165,852	$ 8,795,132
Domino’s Pizza Group PLC	1,328,843	5,847,854
Performance Food Group Co. (a)	577,879	17,134,112
U.S. Foods Holding Corp. (a)	662,132	19,281,284
Wingstop, Inc.	152,320	5,969,421
Zoe's Kitchen, Inc. (a)(l)	575,333	9,193,821
		$ 66,221,624
Special Products & Services – 1.0%
Boyd Group Income Fund, IEU	155,140	$ 11,871,039
Specialty Chemicals – 4.5%
Axalta Coating Systems Ltd. (a)	205,216	$ 6,497,139
Ferro Corp. (a)	462,530	11,725,135
Ferroglobe PLC	366,715	5,984,789
Nexeo Solutions, Inc. (a)	522,839	4,146,113
RPM International, Inc.	242,928	12,867,896
Univar, Inc. (a)	455,978	13,433,112
		$ 54,654,184
Specialty Stores – 1.2%
Michaels Co., Inc. (a)	307,650	$ 6,645,240
National Vision Holdings, Inc. (a)	110,516	3,601,716
Urban Outfitters, Inc. (a)	136,563	4,249,841
		$ 14,496,797
Total Common Stocks		$1,175,599,655
Investment Companies (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 1.19% (v)	37,486,800	$ 37,483,052
Collateral for Securities Loaned – 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.04% (j)	26,202,960	$ 26,202,960
Other Assets, Less Liabilities – (2.2)%		(26,189,047)
Net Assets – 100.0%		$1,213,096,620

4

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $37,483,052 and $1,201,802,615, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
11/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,069,902,928	$—	$—	$1,069,902,928
Canada	29,965,386	—	—	29,965,386
Israel	20,238,263	—	—	20,238,263
United Kingdom	18,297,773	—	—	18,297,773
India	11,606,680	—	—	11,606,680
Netherlands	10,498,316	—	—	10,498,316
China	6,529,067	—	—	6,529,067
Hong Kong	—	4,683,358	—	4,683,358
Greece	3,877,884	—	—	3,877,884
Mutual Funds	63,686,012	—	—	63,686,012
Total	$1,234,602,309	$4,683,358	$—	$1,239,285,667
For further information regarding security characteristics, see the Portfolio of Investments.
6

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $4,683,358 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Securities Lending Collateral
At November 30, 2017, the value of securities loaned was $33,590,375. These loans were collateralized by cash of $26,202,960 and U.S. Treasury Obligations of $7,422,865.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	23,454,525	102,826,737	(88,794,462)	37,486,800
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(381)	$(3,220)	$—	$90,637	$37,483,052
7

QUARTERLY REPORT
November 30, 2017
MFS®  Research International Fund

Portfolio of Investments
11/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Airlines – 0.9%
Aena S.A.	212,471	$ 42,271,148
Malaysia Airports Holdings Berhad	15,386,700	31,040,537
		$ 73,311,685
Alcoholic Beverages – 0.5%
AmBev S.A., ADR	5,943,862	$ 36,792,506
Apparel Manufacturers – 1.3%
LVMH Moet Hennessy Louis Vuitton SE	365,601	$ 106,395,739
Automotive – 3.2%
GKN PLC	17,928,649	$ 75,189,053
Koito Manufacturing Co. Ltd.	1,239,800	85,980,196
USS Co. Ltd.	4,472,800	94,664,324
		$ 255,833,573
Broadcasting – 0.8%
WPP PLC	3,780,035	$ 66,815,418
Brokerage & Asset Managers – 0.5%
TMX Group Ltd.	657,741	$ 35,432,314
Business Services – 2.4%
Cerved Information Solutions S.p.A.	1,855,855	$ 22,972,877
Cognizant Technology Solutions Corp., “A”	1,557,923	112,606,674
Nomura Research, Inc.	1,216,000	55,196,435
		$ 190,775,986
Chemicals – 0.4%
Orica Ltd.	2,531,774	$ 32,750,058
Computer Software – 0.6%
Check Point Software Technologies Ltd. (a)	457,375	$ 47,699,639
Computer Software - Systems – 2.0%
Amadeus IT Holding S.A.	1,128,320	$ 81,344,437
EPAM Systems, Inc. (a)	561,928	57,001,977
Hitachi Ltd.	3,084,000	23,005,357
		$ 161,351,771
Construction – 2.4%
Techtronic Industries Co. Ltd.	13,058,500	$ 75,643,334
Toto Ltd.	2,080,500	116,034,914
		$ 191,678,248
Consumer Products – 3.0%
L'Oréal	465,740	$ 102,997,634
Reckitt Benckiser Group PLC	1,539,825	135,068,349
		$ 238,065,983
Consumer Services – 0.3%
Ctrip.com International Ltd., ADR (a)	590,856	$ 27,226,644
Containers – 1.1%
Brambles Ltd.	11,345,078	$ 88,360,102
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 2.8%
Legrand S.A.	777,755	$ 58,283,488
Schneider Electric S.A.	1,861,021	159,950,874
		$ 218,234,362
Electronics – 2.6%
Broadcom Corp.	148,700	$ 41,329,678
Mellanox Technologies Ltd. (a)	710,102	41,967,028
Samsung Electronics Co. Ltd.	15,513	36,448,002
Taiwan Semiconductor Manufacturing Co. Ltd.	10,950,326	82,508,958
		$ 202,253,666
Energy - Independent – 1.3%
Cairn Energy PLC (a)	9,880,122	$ 28,260,378
Caltex Australia Ltd.	1,556,121	40,172,139
Oil Search Ltd.	7,058,285	37,872,808
		$ 106,305,325
Energy - Integrated – 3.0%
BP PLC	16,793,361	$ 111,081,202
Eni S.p.A.	4,016,927	66,027,616
Galp Energia SGPS S.A., “B”	3,383,259	63,846,852
		$ 240,955,670
Food & Beverages – 5.0%
Danone S.A.	1,639,848	$ 138,423,658
Nestle S.A.	3,026,238	259,172,098
		$ 397,595,756
Food & Drug Stores – 1.5%
Booker Group PLC	13,030,424	$ 38,592,947
Sundrug Co. Ltd.	1,792,100	83,086,342
		$ 121,679,289
Gaming & Lodging – 0.5%
Paddy Power Betfair PLC	377,015	$ 42,447,113
General Merchandise – 0.6%
Dollarama, Inc.	378,374	$ 46,253,043
Insurance – 6.3%
AIA Group Ltd.	18,601,200	$ 151,616,932
AMP Ltd.	13,353,028	51,922,258
Aon PLC	539,074	75,588,956
Hiscox Ltd.	4,009,483	75,100,605
Swiss Re Ltd.	590,678	55,360,113
Zurich Insurance Group AG	310,190	93,711,276
		$ 503,300,140
Internet – 1.5%
Alibaba Group Holding Ltd., ADR (a)	208,500	$ 36,921,180
NAVER Corp.	82,304	60,660,691
Scout24 AG	577,176	24,291,734
		$ 121,873,605
Machinery & Tools – 5.5%
Daikin Industries Ltd.	1,010,100	$ 116,697,918
GEA Group AG	1,808,331	87,246,116
Kubota Corp.	6,064,900	115,060,361
Ritchie Bros. Auctioneers, Inc.	1,183,124	31,344,556
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Schindler Holding AG	361,881	$ 81,738,204
		$ 432,087,155
Major Banks – 6.5%
Barclays PLC	31,082,263	$ 81,339,010
BNP Paribas	1,664,827	125,987,551
Erste Group Bank AG	1,402,361	61,174,694
Sumitomo Mitsui Financial Group, Inc.	2,483,500	100,949,775
UBS AG	8,426,115	145,524,466
		$ 514,975,496
Medical Equipment – 1.2%
Terumo Corp.	1,955,300	$ 93,924,599
Metals & Mining – 1.2%
Rio Tinto Ltd.	2,024,034	$ 95,846,712
Natural Gas - Distribution – 0.7%
China Resources Gas Group Ltd.	14,730,000	$ 57,429,932
Natural Gas - Pipeline – 1.4%
APA Group	7,263,350	$ 51,478,650
Enbridge, Inc.	1,465,795	55,273,361
		$ 106,752,011
Network & Telecom – 0.6%
LM Ericsson Telephone Co., “B”	7,408,522	$ 46,596,704
Oil Services – 0.5%
Schlumberger Ltd.	650,804	$ 40,903,031
Other Banks & Diversified Financials – 8.4%
Aeon Credit Service Co. Ltd.	4,346,400	$ 97,144,490
Allied Irish Banks PLC	10,216,560	66,273,391
DnB NOR A.S.A.	3,877,229	70,698,861
HDFC Bank Ltd.	2,123,039	61,172,366
Intesa Sanpaolo S.p.A.	26,974,689	90,604,852
Julius Baer Group Ltd.	1,442,275	84,740,528
Jyske Bank A.S.	1,093,530	59,073,809
KBC Groep N.V.	946,580	77,435,778
Mastercard, Inc., “A”	387,234	58,267,100
		$ 665,411,175
Pharmaceuticals – 8.6%
Bayer AG	1,595,793	$ 203,519,829
Novo Nordisk A.S., “B”	2,742,060	141,551,705
Roche Holding AG	851,843	214,919,881
Santen Pharmaceutical Co. Ltd.	6,840,800	104,442,467
Shionogi & Co. Ltd.	305,100	17,029,994
		$ 681,463,876
Printing & Publishing – 1.3%
RELX N.V.	4,381,931	$ 100,321,894
Real Estate – 2.5%
Grand City Properties S.A.	3,538,914	$ 80,874,058
LEG Immobilien AG	1,082,241	115,043,496
		$ 195,917,554
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 7.0%
Akzo Nobel N.V.	1,385,705	$ 124,854,633
Croda International PLC	1,651,117	95,414,862
Linde AG (a)	639,215	149,235,886
Nippon Paint Holdings Co. Ltd.	1,176,000	36,169,769
Sika AG	10,257	79,240,864
Symrise AG	841,399	71,515,310
		$ 556,431,324
Specialty Stores – 1.1%
Esprit Holdings Ltd. (a)	10,646,500	$ 5,534,438
JD.com, Inc., ADR (a)	888,941	33,290,841
Just Eat PLC (a)	4,273,940	46,153,923
		$ 84,979,202
Telecommunications - Wireless – 3.9%
Advanced Info Service PLC	8,484,100	$ 45,329,928
Cellnex Telecom S.A.U.	2,670,491	65,732,425
KDDI Corp.	3,817,700	109,590,288
SoftBank Corp.	1,055,600	89,692,366
		$ 310,345,007
Telephone Services – 0.4%
Com Hem Holding AB	2,002,698	$ 29,953,325
Tobacco – 1.3%
Japan Tobacco, Inc.	3,126,600	$ 103,603,678
Trucking – 0.8%
Yamato Holdings Co. Ltd.	3,024,300	$ 61,512,342
Utilities - Electric Power – 1.5%
CLP Holdings Ltd.	6,475,500	$ 66,038,882
Enel S.p.A.	7,656,422	49,711,700
		$ 115,750,582
Total Common Stocks		$7,847,593,234
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 1.19% (v)	114,507,128	$ 114,495,678
Other Assets, Less Liabilities – (0.3)%		(25,623,816)
Net Assets – 100.0%		$7,936,465,096
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $114,495,678 and $7,847,593,234, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
11/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$1,503,785,616	$—	$1,503,785,616
Switzerland	1,014,407,432	—	—	1,014,407,432
United Kingdom	848,862,458	—	—	848,862,458
Germany	731,726,430	—	—	731,726,430
France	692,038,943	—	—	692,038,943
United States	427,664,445	—	—	427,664,445
Australia	—	302,556,014	—	302,556,014
Hong Kong	71,573,320	227,260,266	—	298,833,586
Italy	229,317,045	—	—	229,317,045
Other Countries	1,598,532,713	199,868,552	—	1,798,401,265
Mutual Funds	114,495,678	—	—	114,495,678
Total	$5,728,618,464	$2,233,470,448	$—	$7,962,088,912
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $2,165,135,163 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	97,839,200	235,738,793	(219,070,865)	114,507,128
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(666)	$(9,284)	$—	$251,242	$114,495,678
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2017, are as follows:
Japan	18.9%
Switzerland	12.8%
United Kingdom	10.7%
Germany	9.2%
France	8.7%
United States	6.5%
Australia	3.8%
Hong Kong	3.8%
Italy	2.9%
Other Countries	22.7%
6

QUARTERLY REPORT
November 30, 2017
MFS®  Technology Fund

Portfolio of Investments
11/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace – 2.4%
Harris Corp.	58,473	$ 8,449,348
Leidos Holdings, Inc.	121,250	7,707,863
Northrop Grumman Corp.	22,354	6,871,620
		$ 23,028,831
Broadcasting – 2.1%
Netflix, Inc. (a)	106,981	$ 20,067,496
Brokerage & Asset Managers – 1.7%
Intercontinental Exchange, Inc.	74,566	$ 5,327,741
NASDAQ, Inc.	131,960	10,445,953
		$ 15,773,694
Business Services – 14.2%
Cognizant Technology Solutions Corp., “A”	269,168	$ 19,455,463
DXC Technology Co.	412,462	39,654,097
Fidelity National Information Services, Inc.	172,656	16,286,641
First Data Corp. (a)	274,672	4,518,354
Fiserv, Inc. (a)	83,474	10,972,657
Global Payments, Inc.	146,127	14,694,531
Grand Canyon Education, Inc. (a)	63,378	6,018,375
PayPal Holdings, Inc. (a)	144,920	10,974,792
Total System Services, Inc.	84,883	6,311,900
Verisk Analytics, Inc., “A” (a)	48,365	4,663,353
		$ 133,550,163
Cable TV – 1.6%
Altice USA, Inc. (a)(l)	279,930	$ 4,996,751
Comcast Corp., “A”	282,797	10,616,199
		$ 15,612,950
Computer Software – 15.4%
Adobe Systems, Inc. (a)	201,420	$ 36,551,687
Autodesk, Inc. (a)	73,950	8,112,315
Cadence Design Systems, Inc. (a)	149,194	6,551,109
Microsoft Corp.	468,784	39,457,549
PTC, Inc. (a)	107,810	6,865,341
RingCentral, Inc. (a)	102,726	4,843,531
SailPoint Technologies Holdings (a)	279,879	4,114,221
Salesforce.com, Inc. (a)	364,810	38,056,979
		$ 144,552,732
Computer Software - Systems – 10.2%
Apple, Inc.	145,025	$ 24,922,546
Constellation Software, Inc.	16,074	9,415,029
EPAM Systems, Inc. (a)	69,453	7,045,312
New Relic, Inc. (a)	84,778	4,771,306
Presidio, Inc. (a)	795,053	12,275,618
Rapid7, Inc. (a)	219,079	4,142,784
ServiceNow, Inc. (a)	62,073	7,634,979
SS&C Technologies Holdings, Inc.	189,906	7,841,219
Switch, Inc. (a)	218,305	3,741,748
Verint Systems, Inc. (a)	134,572	5,887,525
Western Digital Corp.	103,366	8,151,443
		$ 95,829,509
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.6%
Priceline Group, Inc. (a)	3,180	$ 5,532,278
Electrical Equipment – 1.9%
Amphenol Corp., “A”	136,508	$ 12,366,260
Littlefuse, Inc.	26,438	5,364,270
		$ 17,730,530
Electronics – 7.8%
Applied Materials, Inc.	216,612	$ 11,430,615
Broadcom Corp.	130,451	36,257,551
Microchip Technology, Inc.	179,754	15,636,800
NXP Semiconductors N.V. (a)	42,010	4,763,514
Silicon Laboratories, Inc. (a)	56,659	5,161,635
		$ 73,250,115
Internet – 24.2%
Alibaba Group Holding Ltd., ADR (a)	124,024	$ 21,962,170
Alphabet, Inc., “A” (a)(s)	94,142	97,547,116
Facebook, Inc., “A” (a)(s)	495,499	87,792,513
Godaddy, Inc. (a)	156,732	7,625,012
GrubHub, Inc. (a)	84,701	5,722,399
LogMeIn, Inc.	58,688	6,983,872
		$ 227,633,082
Leisure & Toys – 2.3%
Activision Blizzard, Inc.	139,786	$ 8,722,646
Electronic Arts, Inc. (a)	117,596	12,506,335
Take-Two Interactive Software, Inc. (a)	4,257	474,868
		$ 21,703,849
Network & Telecom – 0.7%
Qualcomm, Inc.	94,217	$ 6,250,356
Other Banks & Diversified Financials – 6.2%
Mastercard, Inc., “A”	166,098	$ 24,992,766
Visa, Inc., “A”	300,379	33,819,672
		$ 58,812,438
Printing & Publishing – 0.6%
IHS Markit Ltd. (a)	126,045	$ 5,624,128
Specialty Stores – 5.6%
Amazon.com, Inc. (a)(s)	44,699	$ 52,599,548
Telecommunications - Wireless – 0.7%
American Tower Corp., REIT	43,918	$ 6,321,118
Total Common Stocks		$923,872,817
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 1.19% (v)	21,029,819	$ 21,027,716
Securities Sold Short – (0.6)%
Electronics – (0.3)%
Intel Corp.	(71,533)	$ (3,207,540)
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Securities Sold Short – (0.6)%
Network & Telecom – (0.3)%
Arris International PLC (a)	(76,402)	$ (2,289,768)
Total Securities Sold Short		(5,497,308)
Other Assets, Less Liabilities – 0.2%		1,467,941
Net Assets – 100.0%		$940,871,166
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $21,027,716 and $923,872,817, respectively.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
At November 30, 2017, the fund had cash collateral of $289,513 and other liquid securities with an aggregate value of $4,097,189 to cover collateral or margin obligations for securities sold short.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
11/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$923,872,817	$—	$—	$923,872,817
Mutual Funds	21,027,716	—	—	21,027,716
Total	$944,900,533	$—	$—	$944,900,533
Securities Sold Short	$(5,497,308)	$—	$—	$(5,497,308)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At November 30, 2017, the value of securities loaned was $1,059,612. These loans were collateralized by U.S. Treasury Obligations of $1,143,960.
4

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	24,817,058	48,366,608	(52,153,847)	21,029,819
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(618)	$(2,006)	$—	$59,511	$21,027,716
5

QUARTERLY REPORT

November 30, 2017

MFS® U.S. GOVERNMENT CASH RESERVE FUND

PORTFOLIO OF INVESTMENTS

11/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) - 93.6%
Fannie Mae, 0.995%, due 12/01/2017	$9,300,000	$9,300,000
Fannie Mae, 1.04%, due 12/06/2017	10,700,000	10,698,477
Fannie Mae, 0.995%, due 12/11/2017	4,000,000	3,998,911
Fannie Mae, 1.137%, due 1/04/2018	14,360,000	14,344,810
Fannie Mae, 1.067%, due 1/08/2018	2,696,000	2,693,012
Fannie Mae, 1.117%, due 1/08/2018	7,500,000	7,491,292
Fannie Mae, 1.127%, due 1/09/2018	2,900,000	2,896,513
Fannie Mae, 1.083%, due 1/10/2018	2,000,000	1,997,633
Fannie Mae, 1.301%, due 2/21/2018	100,000	99,709
Federal Farm Credit Bank, 1.015%, due 12/04/2017	6,000,000	5,999,500
Federal Farm Credit Bank, 1.025%, due 12/05/2017	7,000,000	6,999,214
Federal Farm Credit Bank, 1.037%, due 12/07/2017	600,000	599,898
Federal Farm Credit Bank, 1.086%, due 12/19/2017	13,000,000	12,993,045
Federal Farm Credit Bank, 1.158%, due 1/05/2018	5,000,000	4,994,458
Federal Farm Credit Bank, 1.219%, due 1/11/2018	4,000,000	3,994,533
Federal Farm Credit Bank, 1.219%, due 1/12/2018	3,500,000	3,495,100
Federal Farm Credit Bank, 1.229%, due 1/23/2018	3,000,000	2,994,656
Federal Farm Credit Bank, 1.21%, due 1/30/2018	10,000,000	9,980,167
Federal Home Loan Bank, 1.025%, due 12/05/2017	8,000,000	7,999,102
Federal Home Loan Bank, 1.066%, due 12/20/2017	4,000,000	3,997,783
Federal Home Loan Bank, 1.087%, due 1/02/2018	10,000,000	9,990,489
Federal Home Loan Bank, 1.148%, due 1/09/2018	100,000	99,878
Federal Home Loan Bank, 1.198%, due 1/09/2018	4,900,000	4,893,736
Federal Home Loan Bank, 1.26%, due 1/19/2018	5,000,000	4,991,561
Federal Home Loan Bank, 1.25%, due 1/24/2018	10,600,000	10,580,443
Federal Home Loan Bank, 1.25%, due 1/25/2018	7,365,000	7,351,160
Freddie Mac, 1.098%, due 1/16/2018	11,000,000	10,984,820
Freddie Mac, 1.209%, due 1/18/2018	8,000,000	7,987,307
Freddie Mac, 1.159%, due 1/26/2018	7,500,000	7,486,700
Freddie Mac, 1.159%, due 1/26/2018	19,000,000	18,966,307
Freddie Mac, 1.119%, due 2/07/2018	5,000,000	4,989,611
Freddie Mac, 1.124%, due 2/07/2018	3,400,000	3,392,902
U.S. Treasury Bill, 1.137%, due 1/04/2018	1,300,000	1,298,625
U.S. Treasury Bill, 1.083%, due 1/11/2018	12,700,000	12,684,596
U.S. Treasury Bill, 1.194%, due 1/25/2018	9,600,000	9,582,767
U.S. Treasury Bill, 1.142%, due 2/15/2018	10,450,000	10,425,292
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$243,274,007

Repurchase Agreements - 6.9%
Goldman Sachs Repurchase Agreement, 1.03%, dated 11/30/17, due 12/01/17, total to be received $17,930,513 (secured by U.S. Federal Agency obligations valued at $18,288,693 in a jointly traded account), at Cost and Value	$17,930,000	$17,930,000

Other Assets, Less Liabilities - (0.5)%		(1,203,293)
Net Assets - 100.0%		$260,000,714

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

11/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$261,204,007	$—	$261,204,007

For further information regarding security characteristics, see the Portfolio of Investments.

2

QUARTERLY REPORT
November 30, 2017
MFS®  Value Fund

Portfolio of Investments
11/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace – 5.3%
Honeywell International, Inc.	5,974,214	$ 931,738,415
Lockheed Martin Corp.	1,076,105	343,406,628
Northrop Grumman Corp.	2,213,470	680,420,678
United Technologies Corp.	4,293,299	521,421,164
		$ 2,476,986,885
Alcoholic Beverages – 1.2%
Diageo PLC	15,706,798	$ 545,597,675
Apparel Manufacturers – 0.7%
Hanesbrands, Inc.	10,143,055	$ 211,888,419
NIKE, Inc., “B”	1,652,723	99,857,524
		$ 311,745,943
Automotive – 1.2%
Delphi Automotive PLC	4,769,802	$ 499,255,176
Harley-Davidson, Inc.	1,487,696	74,682,339
		$ 573,937,515
Broadcasting – 1.8%
Interpublic Group of Companies, Inc.	15,421,352	$ 305,034,342
Omnicom Group, Inc.	7,609,779	543,642,612
		$ 848,676,954
Brokerage & Asset Managers – 2.9%
BlackRock, Inc.	1,030,971	$ 516,712,355
Franklin Resources, Inc.	4,001,449	173,462,814
NASDAQ, Inc.	5,777,116	457,316,503
T. Rowe Price Group, Inc.	2,142,800	220,536,976
		$ 1,368,028,648
Business Services – 6.0%
Accenture PLC, “A”	9,399,620	$ 1,391,237,756
Amdocs Ltd.	1,719,623	112,274,186
Cognizant Technology Solutions Corp., “A”	1,879,905	135,879,533
DXC Technology Co.	1,615,443	155,308,690
Equifax, Inc.	2,112,229	241,047,574
Fidelity National Information Services, Inc.	5,036,886	475,129,456
Fiserv, Inc. (a)	2,522,265	331,551,734
		$ 2,842,428,929
Cable TV – 1.7%
Comcast Corp., “A”	21,353,434	$ 801,607,912
Chemicals – 4.2%
3M Co.	2,971,561	$ 722,505,341
DowDuPont, Inc.	2,712,711	195,206,684
Monsanto Co.	1,460,724	172,862,078
PPG Industries, Inc.	7,797,393	911,125,372
		$ 2,001,699,475
Computer Software - Systems – 0.4%
International Business Machines Corp.	1,252,105	$ 192,786,607
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.5%
Sherwin-Williams Co.	1,010,335	$ 403,548,006
Stanley Black & Decker, Inc.	1,798,854	305,139,604
		$ 708,687,610
Consumer Products – 1.6%
Coty, Inc., “A”	9,508,045	$ 163,823,615
Newell Brands, Inc.	4,589,052	142,122,940
Procter & Gamble Co.	2,502,455	225,195,926
Reckitt Benckiser Group PLC	2,757,715	241,897,627
		$ 773,040,108
Containers – 0.5%
Crown Holdings, Inc. (a)	3,666,222	$ 218,983,440
Electrical Equipment – 2.0%
HD Supply Holdings, Inc. (a)	2,298,730	$ 85,007,036
Johnson Controls International PLC	22,494,308	846,685,753
		$ 931,692,789
Electronics – 1.3%
Texas Instruments, Inc.	6,539,090	$ 636,188,066
Energy - Independent – 1.8%
EOG Resources, Inc.	4,729,727	$ 483,945,667
Occidental Petroleum Corp.	4,984,211	351,386,875
		$ 835,332,542
Energy - Integrated – 1.7%
Chevron Corp.	3,376,102	$ 401,722,377
Exxon Mobil Corp.	4,831,295	402,398,561
		$ 804,120,938
Entertainment – 0.2%
Time Warner, Inc.	881,605	$ 80,675,674
Food & Beverages – 4.9%
Archer Daniels Midland Co.	4,831,074	$ 192,663,231
Danone S.A.	2,726,319	230,135,383
General Mills, Inc.	11,201,121	633,535,404
J.M. Smucker Co.	1,516,843	176,970,073
Nestle S.A.	8,957,840	767,164,442
PepsiCo, Inc.	2,699,305	314,523,019
		$ 2,314,991,552
Health Maintenance Organizations – 0.7%
Cigna Corp.	1,545,764	$ 327,284,612
Insurance – 7.7%
Aon PLC	6,003,182	$ 841,766,180
Chubb Ltd.	6,194,560	942,254,521
MetLife, Inc.	11,297,746	606,463,005
Prudential Financial, Inc.	2,526,482	292,667,675
Travelers Cos., Inc.	6,890,173	934,100,754
		$ 3,617,252,135
Leisure & Toys – 0.2%
Hasbro, Inc.	992,424	$ 92,315,280
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.5%
Eaton Corp. PLC	5,821,247	$ 452,776,592
Illinois Tool Works, Inc.	2,682,662	454,040,544
Ingersoll-Rand Co. Ltd., “A”	2,950,928	258,560,311
		$ 1,165,377,447
Major Banks – 14.0%
Bank of New York Mellon Corp.	9,689,371	$ 530,396,169
Goldman Sachs Group, Inc.	4,703,826	1,164,855,471
JPMorgan Chase & Co.	21,728,950	2,271,109,854
PNC Financial Services Group, Inc.	4,903,746	689,270,538
State Street Corp.	4,340,087	413,827,295
Wells Fargo & Co.	27,123,533	1,531,665,908
		$ 6,601,125,235
Medical & Health Technology & Services – 1.8%
CVS Health Corp.	3,835,065	$ 293,765,979
Express Scripts Holding Co. (a)	3,224,591	210,178,841
McKesson Corp.	2,225,898	328,854,171
		$ 832,798,991
Medical Equipment – 6.2%
Abbott Laboratories	11,659,121	$ 657,224,651
Danaher Corp.	6,263,635	591,036,598
Medtronic PLC	13,164,871	1,081,230,855
Thermo Fisher Scientific, Inc.	3,150,901	607,367,677
		$ 2,936,859,781
Oil Services – 1.6%
Schlumberger Ltd.	11,874,582	$ 746,317,479
Other Banks & Diversified Financials – 5.8%
American Express Co.	5,165,996	$ 504,769,469
Citigroup, Inc.	15,018,232	1,133,876,516
U.S. Bancorp	19,581,100	1,079,897,665
		$ 2,718,543,650
Pharmaceuticals – 7.0%
Johnson & Johnson	12,174,817	$ 1,696,317,252
Merck & Co., Inc.	6,624,204	366,119,755
Novartis AG	1,287,376	110,187,608
Pfizer, Inc.	28,222,834	1,023,359,961
Roche Holding AG	369,373	93,192,761
		$ 3,289,177,337
Printing & Publishing – 0.7%
Moody's Corp.	2,063,309	$ 313,251,572
Railroad & Shipping – 1.3%
Canadian National Railway Co.	3,226,656	$ 251,614,635
Union Pacific Corp.	2,962,386	374,741,829
		$ 626,356,464
Real Estate – 0.4%
Public Storage, Inc., REIT	834,036	$ 177,749,752
Specialty Stores – 0.2%
Advance Auto Parts, Inc.	808,458	$ 81,654,258
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.8%
Verizon Communications, Inc.	7,213,848	$ 367,112,725
Tobacco – 3.5%
Altria Group, Inc.	2,971,926	$ 201,585,740
Philip Morris International, Inc.	13,863,993	1,424,525,281
		$ 1,626,111,021
Trucking – 0.9%
United Parcel Service, Inc., “B”	3,608,073	$ 438,200,466
Utilities - Electric Power – 2.1%
Duke Energy Corp.	7,319,562	$ 652,758,539
Southern Co.	2,179,182	111,574,119
Xcel Energy, Inc.	4,004,669	206,680,967
		$ 971,013,625
Total Common Stocks		$46,195,711,092
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 1.19% (v)	647,898,287	$ 647,833,497
Other Assets, Less Liabilities – 0.3%		135,475,252
Net Assets – 100.0%		$46,979,019,841
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $647,833,497 and $46,195,711,092, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
11/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$46,195,711,092	$—	$—	$46,195,711,092
Mutual Funds	647,833,497	—	—	647,833,497
Total	$46,843,544,589	$—	$—	$46,843,544,589
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	908,270,888	1,432,721,207	(1,693,093,808)	647,898,287
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(5,972)	$(55,757)	$—	$1,613,014	$647,833,497
6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: January 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: January 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 16, 2018

*	Print name and title of each signing officer under his or her signature.